Parent company accounts - balance sheet (Parenthetical) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Profit after tax	£ 4,588	[1]	£ 2,451	£ 2,780
Barclays Bank PLC
Condensed Balance Sheet Statements, Captions [Line Items]
Profit after tax	£ 3,436	[2],[3]	£ 2,134	£ 2,409

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[3]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.The Parent company financials on pages 111 to 114 form part of this note.